OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Accounts Payable And Accrued Expenses [Abstract]
Liabilities in respect of employees, wages and institutions in respect of wages	$ 2,584	$ 3,023
Accrued expenses	6,849	4,607
Liabilities to government institutions due to grants received	136	161
Tax accrual	122	0
Government departments and agencies	13	52
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 9,704	$ 7,843